Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 77.0% OF NET ASSETS

U.S. Stocks 19.5%
Large-Cap 17.4%
Laudus U.S. Large Cap Growth Fund *	46,452	1,271,398
Schwab Core Equity Fund	44,804	1,026,903
Schwab Fundamental US Large Company Index Fund	53,729	1,215,896
Schwab S&P 500 Index Fund	99,379	6,874,080
		10,388,277
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	7,416	431,779
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	41,202	821,164
		11,641,220

International Stocks 9.2%
Developed Markets 9.2%
Laudus International MarketMasters Fund	150,041	3,437,428
Schwab International Core Equity Fund	187,084	2,026,123
		5,463,551

Real Estate 2.4%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	182,601	1,446,197

Fixed Income 42.5%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	322,951	3,946,461
Intermediate-Term Bond 26.2%
Schwab U.S. Aggregate Bond Index Fund	1,537,709	15,638,505
Short-Term Bond 9.7%
Schwab Short-Term Bond Index Fund	580,219	5,807,995
		25,392,961

Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,040,677	2,041,085
Total Affiliated Underlying Funds (Cost $39,006,801)		45,985,014

SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 21.9% OF NET ASSETS

U.S. Stocks 6.5%
Large-Cap 5.8%
ClearBridge Large Cap Growth Fund, Class IS *	25,117	1,703,694
Dodge & Cox Stock Fund	7,024	1,744,012
		3,447,706
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *	9,175	413,148
		3,860,854

Fixed Income 15.4%
Intermediate-Term Bond 13.3%
Baird Aggregate Bond Fund, Institutional Class	558,154	6,195,513
Loomis Sayles Investment Grade Bond Fund, Class Y	61,168	672,238
Western Asset Core Plus Bond Fund, Class I	94,910	1,099,062
		7,966,813
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	117,141	1,247,552
		9,214,365
Total Unaffiliated Underlying Funds (Cost $11,907,388)		13,075,219

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Time Deposits 1.2%
Barclays Capital, Inc.
0.01%, 02/01/22 (b)	594,765	594,765
BNP Paribas SA
0.01%, 02/01/22 (b)	127,285	127,286
Total Short-Term Investments (Cost $722,051)		722,051
Total Investments in Securities (Cost $51,636,240)		59,782,284

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 77.0% OF NET ASSETS

U.S. Stocks 19.5%
Large-Cap 17.4%
Laudus U.S. Large Cap Growth Fund	$—	$1,271,398	$—	$—	$—	$1,271,398	46,452	$—
Schwab Core Equity Fund	1,568,956	—	(249,388)	90,989	(383,654)	1,026,903	44,804	325,091
Schwab Fundamental US Large Company Index Fund	137,540	1,083,654	—	—	(5,298)	1,215,896	53,729	23,067
Schwab S&P 500 Index Fund	8,383,553	233,464	(1,563,043)	286,552	(466,446)	6,874,080	99,379	108,464
						10,388,277
Mid-Cap 0.7%
Schwab U.S. Mid-Cap Index Fund	464,029	13,281	—	—	(45,531)	431,779	7,416	13,281
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	781,673	179,736	—	—	(140,245)	821,164	41,202	94,736
						11,641,220

International Stocks 9.2%
Developed Markets 9.2%
Laudus International MarketMasters Fund	3,840,054	592,127	—	—	(994,753)	3,437,428	150,041	549,467
Schwab International Core Equity Fund	1,983,253	434,381	(266,965)	(499)	(124,047)	2,026,123	187,084	64,381
						5,463,551

Real Estate 2.4%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	1,350,166	202,986	(80,000)	777	(27,732)	1,446,197	182,601	14,442

Fixed Income 42.5%
Inflation-Protected Bond 6.6%
Schwab Treasury Inflation Protected Securities Index Fund	4,365,856	89,330	(383,885)	(10,612)	(114,228)	3,946,461	322,951	89,330
Intermediate-Term Bond 26.2%
Schwab U.S. Aggregate Bond Index Fund	16,943,429	240,158	(1,110,000)	(40,303)	(394,779)	15,638,505	1,537,709	85,061
Short-Term Bond 9.7%
Schwab Short-Term Bond Index Fund	6,499,915	33,563	(612,441)	(15,217)	(97,825)	5,807,995	580,219	33,542
						25,392,961

Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares	2,041,093	245	(49)	—	(204)	2,041,085	2,040,677	191
Total Affiliated Underlying Funds	$48,359,517	$4,374,323	($4,265,771)	$311,687	($2,794,742)	$45,985,014		$1,401,053

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$45,985,014	$—	$—	$45,985,014
Unaffiliated Underlying Funds[1]	13,075,219	—	—	13,075,219
Short-Term Investments[1]	—	722,051	—	722,051
Total	$59,060,233	$722,051	$—	$59,782,284

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 76.9% OF NET ASSETS

U.S. Stocks 20.4%
Large-Cap 18.1%
Laudus U.S. Large Cap Growth Fund *	42,921	1,174,738
Schwab Core Equity Fund	61,397	1,407,211
Schwab Fundamental US Large Company Index Fund	45,745	1,035,220
Schwab S&P 500 Index Fund	145,916	10,092,977
		13,710,146
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	10,062	585,832
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	55,837	1,112,831
		15,408,809

International Stocks 10.4%
Developed Markets 10.4%
Laudus International MarketMasters Fund	232,265	5,321,195
Schwab International Core Equity Fund	230,197	2,493,035
		7,814,230

Real Estate 2.7%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	254,441	2,015,174

Fixed Income 40.0%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	389,295	4,757,182
Intermediate-Term Bond 24.7%
Schwab U.S. Aggregate Bond Index Fund	1,828,753	18,598,417
Short-Term Bond 9.0%
Schwab Short-Term Bond Index Fund	678,916	6,795,951
		30,151,550

Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,589,913	2,590,431
Total Affiliated Underlying Funds (Cost $46,719,572)		57,980,194

SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 22.7% OF NET ASSETS

U.S. Stocks 7.7%
Large-Cap 6.9%
ClearBridge Large Cap Growth Fund, Class IS *	37,999	2,577,481
Dodge & Cox Stock Fund	10,607	2,633,816
		5,211,297
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *	12,699	571,850
		5,783,147

Fixed Income 15.0%
Intermediate-Term Bond 12.8%
Baird Aggregate Bond Fund, Institutional Class	605,307	6,718,913
Loomis Sayles Investment Grade Bond Fund, Class Y	97,704	1,073,762
Western Asset Core Plus Bond Fund, Class I	163,084	1,888,511
		9,681,186
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	153,412	1,633,836
		11,315,022
Total Unaffiliated Underlying Funds (Cost $15,325,719)		17,098,169

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Time Deposits 0.9%
BNP Paribas SA
0.01%, 02/01/22 (b)	713,256	713,256
Total Short-Term Investments (Cost $713,256)		713,256
Total Investments in Securities (Cost $62,758,547)		75,791,619

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 76.9% OF NET ASSETS

U.S. Stocks 20.4%
Large-Cap 18.1%
Laudus U.S. Large Cap Growth Fund	$—	$1,174,738	$—	$—	$—	$1,174,738	42,921	$—
Schwab Core Equity Fund	2,277,077	—	(434,426)	206,320	(641,760)	1,407,211	61,397	477,407
Schwab Fundamental US Large Company Index Fund	84,013	945,749	—	—	5,458	1,035,220	45,745	3,977
Schwab S&P 500 Index Fund	11,092,729	142,213	(864,790)	542,002	(819,177)	10,092,977	145,916	142,213
						13,710,146
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	693,518	18,018	(65,000)	23,661	(84,365)	585,832	10,062	18,018
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	1,092,075	200,431	—	—	(179,675)	1,112,831	55,837	118,989
						15,408,809

International Stocks 10.4%
Developed Markets 10.4%
Laudus International MarketMasters Fund	6,019,167	861,272	—	—	(1,559,244)	5,321,195	232,265	861,272
Schwab International Core Equity Fund	2,177,755	517,961	(70,000)	12,187	(144,868)	2,493,035	230,197	59,309
						7,814,230

Real Estate 2.7%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	1,748,366	303,916	—	—	(37,108)	2,015,174	254,441	18,607

Fixed Income 40.0%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	5,118,855	105,178	(320,000)	1,666	(148,517)	4,757,182	389,295	105,178
Intermediate-Term Bond 24.7%
Schwab U.S. Aggregate Bond Index Fund	19,995,824	101,012	(979,588)	(32,948)	(485,883)	18,598,417	1,828,753	100,899
Short-Term Bond 9.0%
Schwab Short-Term Bond Index Fund	7,560,669	38,604	(672,209)	(17,136)	(113,977)	6,795,951	678,916	38,579
						30,151,550

Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares	2,590,441	312	(62)	—	(260)	2,590,431	2,589,913	242
Total Affiliated Underlying Funds	$60,450,489	$4,409,404	($3,406,075)	$735,752	($4,209,376)	$57,980,194		$1,944,690

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$57,980,194	$—	$—	$57,980,194
Unaffiliated Underlying Funds[1]	17,098,169	—	—	17,098,169
Short-Term Investments[1]	—	713,256	—	713,256
Total	$75,078,363	$713,256	$—	$75,791,619

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 76.9% OF NET ASSETS

U.S. Stocks 21.5%
Large-Cap 19.1%
Laudus U.S. Large Cap Growth Fund *	261,394	7,154,342
Schwab Core Equity Fund	426,151	9,767,391
Schwab Fundamental US Large Company Index Fund	289,710	6,556,139
Schwab S&P 500 Index Fund	1,041,775	72,059,547
		95,537,419
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	71,300	4,151,081
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	389,940	7,771,511
		107,460,011

International Stocks 11.3%
Developed Markets 11.3%
Laudus International MarketMasters Fund	1,574,445	36,070,526
Schwab International Core Equity Fund	1,903,730	20,617,394
		56,687,920

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	1,791,936	14,192,130

Fixed Income 38.1%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	2,530,886	30,927,430
Intermediate-Term Bond 23.4%
Schwab U.S. Aggregate Bond Index Fund	11,564,457	117,610,527
Short-Term Bond 8.5%
Schwab Short-Term Bond Index Fund	4,257,773	42,620,303
		191,158,260

Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	15,948,349	15,951,539
Total Affiliated Underlying Funds (Cost $303,279,092)		385,449,860

SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 22.5% OF NET ASSETS

U.S. Stocks 7.9%
Large-Cap 7.1%
ClearBridge Large Cap Growth Fund, Class IS *	254,872	17,287,936
Dodge & Cox Stock Fund	73,863	18,341,020
		35,628,956
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *	85,630	3,855,897
		39,484,853

Fixed Income 14.6%
Intermediate-Term Bond 12.4%
Baird Aggregate Bond Fund, Institutional Class	3,642,970	40,436,970
Loomis Sayles Investment Grade Bond Fund, Class Y	667,783	7,338,930
Western Asset Core Plus Bond Fund, Class I	1,242,162	14,384,232
		62,160,132
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,033,968	11,011,762
		73,171,894
Total Unaffiliated Underlying Funds (Cost $100,675,431)		112,656,747

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
DnB Bank ASA
0.01%, 02/01/22 (b)	3,584,052	3,584,052
Total Short-Term Investments (Cost $3,584,052)		3,584,052
Total Investments in Securities (Cost $407,538,575)		501,690,659

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 76.9% OF NET ASSETS

U.S. Stocks 21.5%
Large-Cap 19.1%
Laudus U.S. Large Cap Growth Fund	$—	$7,154,342	$—	$—	$—	$7,154,342	261,394	$—
Schwab Core Equity Fund	15,100,292	—	(2,084,672)	736,346	(3,984,575)	9,767,391	426,151	3,544,693
Schwab Fundamental US Large Company Index Fund	630,096	5,899,652	—	—	26,391	6,556,139	289,710	29,826
Schwab S&P 500 Index Fund	75,059,726	973,848	(1,886,721)	639,203	(2,726,509)	72,059,547	1,041,775	973,848
						95,537,419
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	4,461,137	127,673	—	—	(437,729)	4,151,081	71,300	127,673
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	8,228,779	896,580	—	—	(1,353,848)	7,771,511	389,940	896,580
						107,460,011

International Stocks 11.3%
Developed Markets 11.3%
Laudus International MarketMasters Fund	40,801,835	5,838,263	—	—	(10,569,572)	36,070,526	1,574,445	5,838,263
Schwab International Core Equity Fund	17,711,654	4,489,831	(500,000)	86,621	(1,170,712)	20,617,394	1,903,730	484,294
						56,687,920

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	12,191,759	2,549,890	(300,000)	19,874	(269,393)	14,192,130	1,791,936	126,592

Fixed Income 38.1%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	32,789,992	671,009	(1,600,000)	24,875	(958,446)	30,927,430	2,530,886	671,009
Intermediate-Term Bond 23.4%
Schwab U.S. Aggregate Bond Index Fund	125,307,510	633,016	(5,078,646)	(161,611)	(3,089,742)	117,610,527	11,564,457	632,301
Short-Term Bond 8.5%
Schwab Short-Term Bond Index Fund	46,734,024	242,503	(3,531,068)	(98,566)	(726,590)	42,620,303	4,257,773	242,348
						191,158,260

Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares	15,951,603	1,911	(381)	—	(1,594)	15,951,539	15,948,349	1,492
Total Affiliated Underlying Funds	$394,968,407	$29,478,518	($14,981,488)	$1,246,742	($25,262,319)	$385,449,860		$13,568,919

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$385,449,860	$—	$—	$385,449,860
Unaffiliated Underlying Funds[1]	112,656,747	—	—	112,656,747
Short-Term Investments[1]	—	3,584,052	—	3,584,052
Total	$498,106,607	$3,584,052	$—	$501,690,659

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 74.4% OF NET ASSETS

U.S. Stocks 26.6%
Large-Cap 23.3%
Laudus U.S. Large Cap Growth Fund *	539,741	14,772,708
Schwab Core Equity Fund	736,355	16,877,254
Schwab Fundamental US Large Company Index Fund	335,437	7,590,943
Schwab S&P 500 Index Fund	1,572,849	108,793,933
		148,034,838
Mid-Cap 1.0%
Schwab U.S. Mid-Cap Index Fund	113,079	6,583,438
Small-Cap 2.3%
Schwab Small-Cap Equity Fund	719,146	14,332,577
		168,950,853

International Stocks 14.3%
Developed Markets 14.3%
Laudus International MarketMasters Fund	2,535,151	58,080,298
Schwab International Core Equity Fund	3,045,567	32,983,496
		91,063,794

Real Estate 3.5%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	2,844,243	22,526,403

Fixed Income 28.0%
Inflation-Protected Bond 3.5%
Schwab Treasury Inflation Protected Securities Index Fund	1,811,583	22,137,550
Intermediate-Term Bond 17.9%
Schwab U.S. Aggregate Bond Index Fund	11,217,745	114,084,466
Short-Term Bond 6.6%
Schwab Short-Term Bond Index Fund	4,173,015	41,771,877
		177,993,893

Money Market Funds 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	12,650,792	12,653,322
Total Affiliated Underlying Funds (Cost $379,986,874)		473,188,265

SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 24.5% OF NET ASSETS

U.S. Stocks 8.7%
Large-Cap 7.9%
ClearBridge Large Cap Growth Fund, Class IS *	314,116	21,306,485
Dodge & Cox Stock Fund	116,530	28,935,615
		50,242,100
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *	118,695	5,344,845
		55,586,945

International Stocks 0.5%
Emerging Markets 0.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	311,731	3,001,971

Fixed Income 15.3%
Intermediate-Term Bond 11.9%
Baird Aggregate Bond Fund, Institutional Class	3,381,812	37,538,114
Loomis Sayles Investment Grade Bond Fund, Class Y	1,354,165	14,882,274
Western Asset Core Plus Bond Fund, Class I	1,992,116	23,068,702
		75,489,090
International Bond 3.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,054,502	21,880,450
		97,369,540
Total Unaffiliated Underlying Funds (Cost $140,381,791)		155,958,456

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Time Deposits 1.2%
Barclays Capital, Inc.
0.01%, 02/01/22 (b)	1,602,754	1,602,754
DnB Bank ASA
0.01%, 02/01/22 (b)	6,300,747	6,300,747
Total Short-Term Investments (Cost $7,903,501)		7,903,501
Total Investments in Securities (Cost $528,272,166)		637,050,222

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.
Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 74.4% OF NET ASSETS

U.S. Stocks 26.6%
Large-Cap 23.3%
Laudus U.S. Large Cap Growth Fund	$5,443,022	$10,934,857	$—	$—	($1,605,171)	$14,772,708	539,741	$646,054
Schwab Core Equity Fund	30,810,897	—	(7,337,903)	1,496,834	(8,092,574)	16,877,254	736,355	7,232,652
Schwab Fundamental US Large Company Index Fund	1,143,426	6,416,857	—	—	30,660	7,590,943	335,437	54,124
Schwab S&P 500 Index Fund	112,235,211	1,456,173	(1,716,531)	34,650	(3,215,570)	108,793,933	1,572,849	1,456,173
						148,034,838
Mid-Cap 1.0%
Schwab U.S. Mid-Cap Index Fund	7,075,174	202,483	—	—	(694,219)	6,583,438	113,079	202,483
Small-Cap 2.3%
Schwab Small-Cap Equity Fund	15,175,891	1,653,515	—	—	(2,496,829)	14,332,577	719,146	1,653,515
						168,950,853

International Stocks 14.3%
Developed Markets 14.3%
Laudus International MarketMasters Fund	65,698,592	9,400,696	—	—	(17,018,990)	58,080,298	2,535,151	9,400,696
Schwab International Core Equity Fund	30,940,500	3,999,754	—	—	(1,956,758)	32,983,496	3,045,567	870,352
						91,063,794

Real Estate 3.5%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	19,340,678	3,596,218	—	—	(410,493)	22,526,403	2,844,243	205,838

Fixed Income 28.0%
Inflation-Protected Bond 3.5%
Schwab Treasury Inflation Protected Securities Index Fund	19,066,823	3,635,292	—	—	(564,565)	22,137,550	1,811,583	401,024
Intermediate-Term Bond 17.9%
Schwab U.S. Aggregate Bond Index Fund	116,519,168	588,620	—	—	(3,023,322)	114,084,466	11,217,745	587,953
Short-Term Bond 6.6%
Schwab Short-Term Bond Index Fund	42,631,137	221,346	(325,167)	(9,420)	(746,019)	41,771,877	4,173,015	221,209
						177,993,893

Money Market Funds 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares	12,653,373	1,516	(302)	—	(1,265)	12,653,322	12,650,792	1,184
Total Affiliated Underlying Funds	$478,733,892	$42,107,327	($9,379,903)	$1,522,064	($39,795,115)	$473,188,265		$22,933,257

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$473,188,265	$—	$—	$473,188,265
Unaffiliated Underlying Funds[1]	155,958,456	—	—	155,958,456
Short-Term Investments[1]	—	7,903,501	—	7,903,501
Total	$629,146,721	$7,903,501	$—	$637,050,222

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 73.8% OF NET ASSETS

U.S. Stocks 32.2%
Large-Cap 27.9%
Laudus U.S. Large Cap Growth Fund *	1,471,486	40,274,575
Schwab Core Equity Fund	1,667,279	38,214,045
Schwab Fundamental US Large Company Index Fund	1,030,250	23,314,552
Schwab S&P 500 Index Fund	3,060,994	211,728,960
		313,532,132
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	239,656	13,952,764
Small-Cap 3.1%
Schwab Small-Cap Equity Fund	1,719,505	34,269,731
		361,754,627

International Stocks 17.7%
Developed Markets 17.7%
Laudus International MarketMasters Fund	5,346,067	122,478,396
Schwab International Core Equity Fund	7,048,383	76,333,992
		198,812,388

Real Estate 4.4%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	6,237,183	49,398,489

Fixed Income 18.2%
Inflation-Protected Bond 1.1%
Schwab Treasury Inflation Protected Securities Index Fund	997,753	12,192,546
Intermediate-Term Bond 12.6%
Schwab U.S. Aggregate Bond Index Fund	13,960,863	141,981,976
Short-Term Bond 4.5%
Schwab Short-Term Bond Index Fund	5,021,563	50,265,851
		204,440,373

Money Market Funds 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	14,656,610	14,659,541
Total Affiliated Underlying Funds (Cost $615,603,809)		829,065,418

SECURITY	NUMBER OF SHARES	VALUE ($)
UNAFFILIATED UNDERLYING FUNDS 25.2% OF NET ASSETS

U.S. Stocks 10.3%
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS *	626,631	42,504,361
Dodge & Cox Stock Fund	240,906	59,819,423
		102,323,784
Small-Cap 1.2%
ClearBridge Small Cap Growth Fund, Class IS *	287,472	12,944,862
		115,268,646

International Stocks 1.3%
Emerging Markets 1.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,537,867	14,809,662

Fixed Income 13.6%
Intermediate-Term Bond 9.5%
Baird Aggregate Bond Fund, Institutional Class	2,920,869	32,421,644
Loomis Sayles Investment Grade Bond Fund, Class Y	2,956,739	32,494,563
Western Asset Core Plus Bond Fund, Class I	3,648,813	42,253,250
		107,169,457
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	4,303,762	45,835,064
		153,004,521
Total Unaffiliated Underlying Funds (Cost $252,940,498)		283,082,829

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Time Deposits 1.4%
Barclays Capital, Inc.
0.01%, 02/01/22 (b)	11,095,501	11,095,501
Skandinaviska Enskilda Banken AB
0.01%, 02/01/22 (b)	4,509,437	4,509,437
Total Short-Term Investments (Cost $15,604,938)		15,604,938
Total Investments in Securities (Cost $884,149,245)		1,127,753,185

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.
Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 73.8% OF NET ASSETS

U.S. Stocks 32.2%
Large-Cap 27.9%
Laudus U.S. Large Cap Growth Fund	$23,583,922	$22,721,646	$—	$—	($6,030,993)	$40,274,575	1,471,486	$2,799,271
Schwab Core Equity Fund	70,910,149	—	(17,497,159)	5,603,493	(20,802,438)	38,214,045	1,667,279	16,645,684
Schwab Fundamental US Large Company Index Fund	5,893,250	17,463,390	—	—	(42,088)	23,314,552	1,030,250	278,957
Schwab S&P 500 Index Fund	217,688,882	2,824,361	(2,573,724)	37,305	(6,247,864)	211,728,960	3,060,994	2,824,361
						313,532,132
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	14,994,937	429,138	—	—	(1,471,311)	13,952,764	239,656	429,138
Small-Cap 3.1%
Schwab Small-Cap Equity Fund	36,286,126	3,953,615	—	—	(5,970,010)	34,269,731	1,719,505	3,953,615
						361,754,627

International Stocks 17.7%
Developed Markets 17.7%
Laudus International MarketMasters Fund	133,184,630	23,794,775	—	—	(34,501,009)	122,478,396	5,346,067	19,057,154
Schwab International Core Equity Fund	72,385,637	8,567,086	—	—	(4,618,731)	76,333,992	7,048,383	2,036,199
						198,812,388

Real Estate 4.4%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	38,745,994	11,504,557	—	—	(852,062)	49,398,489	6,237,183	412,365

Fixed Income 18.2%
Inflation-Protected Bond 1.1%
Schwab Treasury Inflation Protected Securities Index Fund	8,963,030	3,494,910	—	—	(265,394)	12,192,546	997,753	188,516
Intermediate-Term Bond 12.6%
Schwab U.S. Aggregate Bond Index Fund	145,012,045	732,557	—	—	(3,762,626)	141,981,976	13,960,863	731,726
Short-Term Bond 4.5%
Schwab Short-Term Bond Index Fund	52,149,714	270,768	(1,230,519)	(33,407)	(890,705)	50,265,851	5,021,563	270,598
						204,440,373

Money Market Funds 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares	14,659,600	1,757	(351)	—	(1,465)	14,659,541	14,656,610	1,370
Total Affiliated Underlying Funds	$834,457,916	$95,758,560	($21,301,753)	$5,607,391	($85,456,696)	$829,065,418		$49,628,954

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$829,065,418	$—	$—	$829,065,418
Unaffiliated Underlying Funds[1]	283,082,829	—	—	283,082,829
Short-Term Investments[1]	—	15,604,938	—	15,604,938
Total	$1,112,148,247	$15,604,938	$—	$1,127,753,185

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 74.3% OF NET ASSETS

U.S. Stocks 35.9%
Large-Cap 30.8%
Laudus U.S. Large Cap Growth Fund *	978,471	26,780,747
Schwab Core Equity Fund	987,584	22,635,431
Schwab Fundamental US Large Company Index Fund	828,809	18,755,944
Schwab S&P 500 Index Fund	1,662,803	115,016,105
		183,188,227
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	144,656	8,421,879
Small-Cap 3.7%
Schwab Small-Cap Equity Fund	1,112,086	22,163,876
		213,773,982

International Stocks 20.2%
Developed Markets 20.2%
Laudus International MarketMasters Fund	3,192,328	73,136,236
Schwab International Core Equity Fund	4,365,391	47,277,187
		120,413,423

Real Estate 5.0%
Global Real Estate 5.0%
Schwab Global Real Estate Fund	3,782,136	29,954,519

Fixed Income 12.2%
Intermediate-Term Bond 9.1%
Schwab U.S. Aggregate Bond Index Fund	5,313,217	54,035,416
Short-Term Bond 3.1%
Schwab Short-Term Bond Index Fund	1,832,484	18,343,166
		72,378,582

Money Market Funds 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	6,015,279	6,016,482
Total Affiliated Underlying Funds (Cost $342,736,295)		442,536,988

UNAFFILIATED UNDERLYING FUNDS 24.9% OF NET ASSETS

U.S. Stocks 11.7%
Large-Cap 10.3%
ClearBridge Large Cap Growth Fund, Class IS *	391,668	26,566,868
Dodge & Cox Stock Fund	139,272	34,582,752
		61,149,620
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *	183,256	8,251,997
		69,401,617

International Stocks 2.1%
Emerging Markets 2.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,320,361	12,715,075

Fixed Income 11.1%
Intermediate-Term Bond 7.6%
Baird Aggregate Bond Fund, Institutional Class	923,477	10,250,592
Loomis Sayles Investment Grade Bond Fund, Class Y	1,617,308	17,774,218
Western Asset Core Plus Bond Fund, Class I	1,476,926	17,102,803
		45,127,613
International Bond 3.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,992,694	21,222,193
		66,349,806
Total Unaffiliated Underlying Funds (Cost $132,806,607)		148,466,498

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Time Deposits 1.1%
Barclays Capital, Inc.
0.01%, 02/01/22 (b)	638,699	638,699
Skandinaviska Enskilda Banken AB
0.01%, 02/01/22 (b)	5,870,274	5,870,274
Total Short-Term Investments (Cost $6,508,973)		6,508,973
Total Investments in Securities (Cost $482,051,875)		597,512,459

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 74.3% OF NET ASSETS

U.S. Stocks 35.9%
Large-Cap 30.8%
Laudus U.S. Large Cap Growth Fund	$20,266,768	$11,594,267	$—	$—	($5,080,288)	$26,780,747	978,471	$2,405,545
Schwab Core Equity Fund	41,894,424	—	(10,323,893)	1,817,068	(10,752,168)	22,635,431	987,584	9,834,436
Schwab Fundamental US Large Company Index Fund	7,215,216	11,631,250	—	—	(90,522)	18,755,944	828,809	341,533
Schwab S&P 500 Index Fund	118,696,941	1,540,010	(1,859,162)	89,346	(3,451,030)	115,016,105	1,662,803	1,540,010
						183,188,227
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	9,050,934	259,028	—	—	(888,083)	8,421,879	144,656	259,028
Small-Cap 3.7%
Schwab Small-Cap Equity Fund	22,651,391	3,239,228	—	—	(3,726,743)	22,163,876	1,112,086	2,468,020
						213,773,982

International Stocks 20.2%
Developed Markets 20.2%
Laudus International MarketMasters Fund	80,171,247	13,733,068	—	—	(20,768,079)	73,136,236	3,192,328	11,471,562
Schwab International Core Equity Fund	41,509,544	8,799,415	—	—	(3,031,772)	47,277,187	4,365,391	1,299,415
						120,413,423

Real Estate 5.0%
Global Real Estate 5.0%
Schwab Global Real Estate Fund	23,203,409	7,254,959	—	—	(503,849)	29,954,519	3,782,136	251,174

Fixed Income 12.2%
Intermediate-Term Bond 9.1%
Schwab U.S. Aggregate Bond Index Fund	55,188,599	278,795	—	—	(1,431,978)	54,035,416	5,313,217	278,482
Short-Term Bond 3.1%
Schwab Short-Term Bond Index Fund	19,015,497	98,731	(434,101)	(12,182)	(324,779)	18,343,166	1,832,484	98,669
						72,378,582

Money Market Funds 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares	6,016,506	721	(143)	—	(602)	6,016,482	6,015,279	562
Total Affiliated Underlying Funds	$444,880,476	$58,429,472	($12,617,299)	$1,894,232	($50,049,893)	$442,536,988		$30,248,436

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$442,536,988	$—	$—	$442,536,988
Unaffiliated Underlying Funds[1]	148,466,498	—	—	148,466,498
Short-Term Investments[1]	—	6,508,973	—	6,508,973
Total	$591,003,486	$6,508,973	$—	$597,512,459

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 75.6% OF NET ASSETS

U.S. Stocks 39.2%
Large-Cap 33.4%
Laudus U.S. Large Cap Growth Fund *	2,292,023	62,732,682
Schwab Core Equity Fund	2,132,541	48,877,832
Schwab Fundamental US Large Company Index Fund	1,918,453	43,414,597
Schwab S&P 500 Index Fund	3,501,457	242,195,792
		397,220,903
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	303,110	17,647,066
Small-Cap 4.3%
Schwab Small-Cap Equity Fund	2,556,350	50,948,049
		465,816,018

International Stocks 22.2%
Developed Markets 22.2%
Laudus International MarketMasters Fund	7,035,281	161,178,282
Schwab International Core Equity Fund	9,414,638	101,960,532
		263,138,814

Real Estate 5.5%
Global Real Estate 5.5%
Schwab Global Real Estate Fund	8,330,493	65,977,507

Fixed Income 8.3%
Intermediate-Term Bond 6.2%
Schwab U.S. Aggregate Bond Index Fund	7,287,712	74,116,030
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	2,421,540	24,239,617
		98,355,647

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	4,877,102	4,878,077
Total Affiliated Underlying Funds (Cost $640,051,804)		898,166,063

UNAFFILIATED UNDERLYING FUNDS 23.5% OF NET ASSETS

U.S. Stocks 12.4%
Large-Cap 10.8%
ClearBridge Large Cap Growth Fund, Class IS *	802,277	54,418,479
Dodge & Cox Stock Fund	297,549	73,884,376
		128,302,855
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *	430,117	19,368,167
		147,671,022

International Stocks 3.1%
Emerging Markets 3.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,803,919	36,631,736

Fixed Income 8.0%
Intermediate-Term Bond 5.5%
Baird Aggregate Bond Fund, Institutional Class	949,334	10,537,613
Loomis Sayles Investment Grade Bond Fund, Class Y	3,075,820	33,803,259
Western Asset Core Plus Bond Fund, Class I	1,792,412	20,756,130
		65,097,002
International Bond 2.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,827,052	30,108,109
		95,205,111
Total Unaffiliated Underlying Funds (Cost $246,200,945)		279,507,869

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Time Deposits 1.4%
Barclays Capital, Inc.
0.01%, 02/01/22 (b)	11,691,615	11,691,615
Royal Bank of Canada
0.01%, 02/01/22 (b)	4,657,226	4,657,226
Total Short-Term Investments (Cost $16,348,841)		16,348,841
Total Investments in Securities (Cost $902,601,590)		1,194,022,773

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 75.6% OF NET ASSETS

U.S. Stocks 39.2%
Large-Cap 33.4%
Laudus U.S. Large Cap Growth Fund	$58,761,596	$18,186,555	$—	$—	($14,215,469)	$62,732,682	2,292,023	$6,974,652
Schwab Core Equity Fund	91,261,565	—	(22,738,550)	5,908,447	(25,553,630)	48,877,832	2,132,541	21,423,043
Schwab Fundamental US Large Company Index Fund	21,802,800	22,053,362	—	—	(441,565)	43,414,597	1,918,453	1,032,037
Schwab S&P 500 Index Fund	246,182,829	3,194,050	—	—	(7,181,087)	242,195,792	3,501,457	3,194,050
						397,220,903
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	18,965,177	542,762	—	—	(1,860,873)	17,647,066	303,110	542,762
Small-Cap 4.3%
Schwab Small-Cap Equity Fund	53,945,780	5,877,752	—	—	(8,875,483)	50,948,049	2,556,350	5,877,752
						465,816,018

International Stocks 22.2%
Developed Markets 22.2%
Laudus International MarketMasters Fund	174,075,204	32,196,647	—	—	(45,093,569)	161,178,282	7,035,281	24,908,114
Schwab International Core Equity Fund	95,031,438	13,069,923	—	—	(6,140,829)	101,960,532	9,414,638	2,673,222
						263,138,814

Real Estate 5.5%
Global Real Estate 5.5%
Schwab Global Real Estate Fund	51,681,449	15,392,963	—	—	(1,096,905)	65,977,507	8,330,493	550,034

Fixed Income 8.3%
Intermediate-Term Bond 6.2%
Schwab U.S. Aggregate Bond Index Fund	75,697,757	382,402	—	—	(1,964,129)	74,116,030	7,287,712	381,968
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	26,529,002	137,742	(1,957,024)	(55,973)	(414,130)	24,239,617	2,421,540	137,660
						98,355,647

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares	4,878,097	585	(117)	—	(488)	4,878,077	4,877,102	456
Total Affiliated Underlying Funds	$918,812,694	$111,034,743	($24,695,691)	$5,852,474	($112,838,157)	$898,166,063		$67,695,750

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$898,166,063	$—	$—	$898,166,063
Unaffiliated Underlying Funds[1]	279,507,869	—	—	279,507,869
Short-Term Investments[1]	—	16,348,841	—	16,348,841
Total	$1,177,673,932	$16,348,841	$—	$1,194,022,773

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 77.7% OF NET ASSETS

U.S. Stocks 42.5%
Large-Cap 36.1%
Laudus U.S. Large Cap Growth Fund *	634,881	17,376,698
Schwab Core Equity Fund	470,120	10,775,146
Schwab Fundamental US Large Company Index Fund	472,142	10,684,581
Schwab S&P 500 Index Fund	719,264	49,751,492
		88,587,917
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	66,983	3,899,742
Small-Cap 4.8%
Schwab Small-Cap Equity Fund	599,023	11,938,530
		104,426,189

International Stocks 23.9%
Developed Markets 23.9%
Laudus International MarketMasters Fund	1,526,805	34,979,097
Schwab International Core Equity Fund	2,175,787	23,563,774
		58,542,871

Real Estate 6.0%
Global Real Estate 6.0%
Schwab Global Real Estate Fund	1,852,459	14,671,475

Fixed Income 5.1%
Intermediate-Term Bond 3.8%
Schwab U.S. Aggregate Bond Index Fund	919,240	9,348,671
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	320,483	3,208,038
		12,556,709

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	425,330	425,415
Total Affiliated Underlying Funds (Cost $158,990,088)		190,622,659

UNAFFILIATED UNDERLYING FUNDS 21.6% OF NET ASSETS

U.S. Stocks 12.1%
Large-Cap 10.3%
ClearBridge Large Cap Growth Fund, Class IS *	138,198	9,373,954
Dodge & Cox Stock Fund	64,001	15,892,077
		25,266,031
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *	100,064	4,505,893
		29,771,924

International Stocks 4.0%
Emerging Markets 4.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,014,905	9,773,537

Fixed Income 5.5%
Intermediate-Term Bond 3.8%
Baird Aggregate Bond Fund, Institutional Class	131,255	1,456,927
Loomis Sayles Investment Grade Bond Fund, Class Y	528,391	5,807,016
Western Asset Core Plus Bond Fund, Class I	185,212	2,144,755
		9,408,698
International Bond 1.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	387,922	4,131,371
		13,540,069
Total Unaffiliated Underlying Funds (Cost $47,016,228)		53,085,530

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

Time Deposits 1.2%
Barclays Capital, Inc.
0.01%, 02/01/22 (b)	2,410,089	2,410,089
Skandinaviska Enskilda Banken AB
0.01%, 02/01/22 (b)	485,463	485,463
Total Short-Term Investments (Cost $2,895,552)		2,895,552
Total Investments in Securities (Cost $208,901,868)		246,603,741

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 77.7% OF NET ASSETS

U.S. Stocks 42.5%
Large-Cap 36.1%
Laudus U.S. Large Cap Growth Fund	$15,029,286	$6,017,605	$—	$—	($3,670,193)	$17,376,698	634,881	$1,783,887
Schwab Core Equity Fund	19,914,426	—	(4,845,615)	137,455	(4,431,120)	10,775,146	470,120	4,674,778
Schwab Fundamental US Large Company Index Fund	6,691,733	4,120,637	—	—	(127,789)	10,684,581	472,142	316,754
Schwab S&P 500 Index Fund	50,570,503	656,117	—	—	(1,475,128)	49,751,492	719,264	656,117
						88,587,917
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	4,191,025	119,942	—	—	(411,225)	3,899,742	66,983	119,942
Small-Cap 4.8%
Schwab Small-Cap Equity Fund	12,082,130	1,844,224	—	—	(1,987,824)	11,938,530	599,023	1,316,429
						104,426,189

International Stocks 23.9%
Developed Markets 23.9%
Laudus International MarketMasters Fund	37,401,355	7,459,803	—	—	(9,882,061)	34,979,097	1,526,805	5,478,467
Schwab International Core Equity Fund	22,705,478	2,323,952	—	—	(1,465,656)	23,563,774	2,175,787	643,952
						58,542,871

Real Estate 6.0%
Global Real Estate 6.0%
Schwab Global Real Estate Fund	11,378,442	3,534,025	—	—	(240,992)	14,671,475	1,852,459	121,098

Fixed Income 5.1%
Intermediate-Term Bond 3.8%
Schwab U.S. Aggregate Bond Index Fund	9,548,183	48,235	—	—	(247,747)	9,348,671	919,240	48,179
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	3,248,739	16,868	—	—	(57,569)	3,208,038	320,483	16,858
						12,556,709

Money Market Funds 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares	425,417	51	(10)	—	(43)	425,415	425,330	40
Total Affiliated Underlying Funds	$193,186,717	$26,141,459	($4,845,625)	$137,455	($23,997,347)	$190,622,659		$15,176,501

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$190,622,659	$—	$—	$190,622,659
Unaffiliated Underlying Funds[1]	53,085,530	—	—	53,085,530
Short-Term Investments[1]	—	2,895,552	—	2,895,552
Total	$243,708,189	$2,895,552	$—	$246,603,741

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 78.9% OF NET ASSETS

U.S. Stocks 44.4%
Large-Cap 37.5%
Laudus U.S. Large Cap Growth Fund *	711,578	19,475,878
Schwab Core Equity Fund	480,789	11,019,674
Schwab Fundamental US Large Company Index Fund	496,671	11,239,675
Schwab S&P 500 Index Fund	705,262	48,782,949
		90,518,176
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	68,114	3,965,582
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	632,393	12,603,596
		107,087,354

International Stocks 25.1%
Developed Markets 25.1%
Laudus International MarketMasters Fund	1,565,333	35,861,783
Schwab International Core Equity Fund	2,282,661	24,721,219
		60,583,002

Real Estate 6.2%
Global Real Estate 6.2%
Schwab Global Real Estate Fund	1,900,271	15,050,147

Fixed Income 3.2%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond Index Fund	579,390	5,892,398
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	189,441	1,896,309
		7,788,707

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	28,049	28,055
Total Affiliated Underlying Funds (Cost $159,281,344)		190,537,265

UNAFFILIATED UNDERLYING FUNDS 20.5% OF NET ASSETS

U.S. Stocks 11.7%
Large-Cap 9.7%
ClearBridge Large Cap Growth Fund, Class IS *	113,895	7,725,478
Dodge & Cox Stock Fund	63,040	15,653,510
		23,378,988
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *	108,262	4,875,046
		28,254,034

International Stocks 4.8%
Emerging Markets 4.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,192,156	11,480,465

Fixed Income 4.0%
Intermediate-Term Bond 2.9%
Loomis Sayles Investment Grade Bond Fund, Class Y	431,766	4,745,113
Western Asset Core Plus Bond Fund, Class I	191,936	2,222,623
		6,967,736
International Bond 1.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	264,667	2,818,703
		9,786,439
Total Unaffiliated Underlying Funds (Cost $43,802,384)		49,520,938

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Time Deposits 0.9%
Royal Bank of Canada
0.01%, 02/01/22 (b)	2,289,729	2,289,729
Total Short-Term Investments (Cost $2,289,729)		2,289,729
Total Investments in Securities (Cost $205,373,457)		242,347,932

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 78.9% OF NET ASSETS

U.S. Stocks 44.4%
Large-Cap 37.5%
Laudus U.S. Large Cap Growth Fund	$16,862,105	$6,698,332	$—	$—	($4,084,559)	$19,475,878	711,578	$2,001,431
Schwab Core Equity Fund	20,714,110	—	(5,228,355)	157,179	(4,623,260)	11,019,674	480,789	4,862,499
Schwab Fundamental US Large Company Index Fund	7,501,204	3,908,485	—	—	(170,014)	11,239,675	496,671	355,069
Schwab S&P 500 Index Fund	49,586,015	643,345	—	—	(1,446,411)	48,782,949	705,262	643,345
						90,518,176
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	3,962,121	392,226	—	—	(388,765)	3,965,582	68,114	113,391
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	12,824,393	1,877,303	—	—	(2,098,100)	12,603,596	632,393	1,397,303
						107,087,354

International Stocks 25.1%
Developed Markets 25.1%
Laudus International MarketMasters Fund	38,092,718	7,820,451	—	—	(10,051,386)	35,861,783	1,565,333	5,549,543
Schwab International Core Equity Fund	22,597,338	3,665,268	—	—	(1,541,387)	24,721,219	2,282,661	655,269
						60,583,002

Real Estate 6.2%
Global Real Estate 6.2%
Schwab Global Real Estate Fund	11,579,737	3,711,067	—	—	(240,657)	15,050,147	1,900,271	123,242

Fixed Income 3.2%
Intermediate-Term Bond 2.4%
Schwab U.S. Aggregate Bond Index Fund	6,018,149	30,402	—	—	(156,153)	5,892,398	579,390	30,367
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	1,920,368	9,971	—	—	(34,030)	1,896,309	189,441	9,964
						7,788,707

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares	28,055	3	—	—	(3)	28,055	28,049	3
Total Affiliated Underlying Funds	$191,686,313	$28,756,853	($5,228,355)	$157,179	($24,834,725)	$190,537,265		$15,741,426

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$190,537,265	$—	$—	$190,537,265
Unaffiliated Underlying Funds[1]	49,520,938	—	—	49,520,938
Short-Term Investments[1]	—	2,289,729	—	2,289,729
Total	$240,058,203	$2,289,729	$—	$242,347,932

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 79.7% OF NET ASSETS

U.S. Stocks 45.5%
Large-Cap 38.4%
Laudus U.S. Large Cap Growth Fund *	518,707	14,197,021
Schwab Core Equity Fund	320,676	7,349,884
Schwab Fundamental US Large Company Index Fund	341,302	7,723,658
Schwab S&P 500 Index Fund	451,762	31,248,393
		60,518,956
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	43,862	2,553,617
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	433,993	8,649,487
		71,722,060

International Stocks 25.6%
Developed Markets 25.6%
Laudus International MarketMasters Fund	1,057,772	24,233,552
Schwab International Core Equity Fund	1,489,457	16,130,819
		40,364,371

Real Estate 6.4%
Global Real Estate 6.4%
Schwab Global Real Estate Fund	1,270,919	10,065,681

Fixed Income 2.2%
Intermediate-Term Bond 1.6%
Schwab U.S. Aggregate Bond Index Fund	246,942	2,511,403
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	86,364	864,506
		3,375,909
Total Affiliated Underlying Funds (Cost $106,226,363)		125,528,021

UNAFFILIATED UNDERLYING FUNDS 19.9% OF NET ASSETS

U.S. Stocks 11.6%
Large-Cap 9.5%
ClearBridge Large Cap Growth Fund, Class IS *	65,133	4,417,989
Dodge & Cox Stock Fund	42,758	10,617,268
		15,035,257
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	72,796	3,278,005
		18,313,262

International Stocks 5.2%
Emerging Markets 5.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	848,031	8,166,539

Fixed Income 3.1%
Intermediate-Term Bond 2.3%
Loomis Sayles Investment Grade Bond Fund, Class Y	225,127	2,474,147
Western Asset Core Plus Bond Fund, Class I	95,853	1,109,982
		3,584,129
International Bond 0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	126,673	1,349,066
		4,933,195
Total Unaffiliated Underlying Funds (Cost $27,683,786)		31,412,996

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Time Deposits 0.8%
BNP Paribas SA
0.01%, 02/01/22 (a)	1,266,077	1,266,077
Total Short-Term Investments (Cost $1,266,077)		1,266,077
Total Investments in Securities (Cost $135,176,226)		158,207,094

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 79.7% OF NET ASSETS

U.S. Stocks 45.5%
Large-Cap 38.4%
Laudus U.S. Large Cap Growth Fund	$12,058,925	$5,094,008	$—	$—	($2,955,912)	$14,197,021	518,707	$1,431,322
Schwab Core Equity Fund	13,228,444	—	(3,026,432)	63,899	(2,916,027)	7,349,884	320,676	3,105,288
Schwab Fundamental US Large Company Index Fund	5,397,376	2,447,030	—	—	(120,748)	7,723,658	341,302	255,485
Schwab S&P 500 Index Fund	31,762,806	412,099	—	—	(926,512)	31,248,393	451,762	412,099
						60,518,956
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	2,744,354	78,541	—	—	(269,278)	2,553,617	43,862	78,541
Small-Cap 5.5%
Schwab Small-Cap Equity Fund	8,858,802	1,265,226	—	—	(1,474,541)	8,649,487	433,993	965,225
						71,722,060

International Stocks 25.6%
Developed Markets 25.6%
Laudus International MarketMasters Fund	25,342,418	5,592,091	—	—	(6,700,957)	24,233,552	1,057,772	3,692,079
Schwab International Core Equity Fund	14,639,313	2,551,667	—	—	(1,060,161)	16,130,819	1,489,457	461,667
						40,364,371

Real Estate 6.4%
Global Real Estate 6.4%
Schwab Global Real Estate Fund	7,795,440	2,449,516	—	—	(179,275)	10,065,681	1,270,919	82,965

Fixed Income 2.2%
Intermediate-Term Bond 1.6%
Schwab U.S. Aggregate Bond Index Fund	2,564,999	12,958	—	—	(66,554)	2,511,403	246,942	12,944
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	875,475	4,545	—	—	(15,514)	864,506	86,364	4,545
						3,375,909
Total Affiliated Underlying Funds	$125,268,352	$19,907,681	($3,026,432)	$63,899	($16,685,479)	$125,528,021		$10,502,160

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$125,528,021	$—	$—	$125,528,021
Unaffiliated Underlying Funds[1]	31,412,996	—	—	31,412,996
Short-Term Investments[1]	—	1,266,077	—	1,266,077
Total	$156,941,017	$1,266,077	$—	$158,207,094

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 80.8% OF NET ASSETS

U.S. Stocks 46.7%
Large-Cap 39.3%
Laudus U.S. Large Cap Growth Fund *	142,658	3,904,543
Schwab Core Equity Fund	85,269	1,954,372
Schwab Fundamental US Large Company Index Fund	98,899	2,238,075
Schwab S&P 500 Index Fund	116,962	8,090,283
		16,187,273
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	11,576	673,935
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	118,458	2,360,861
		19,222,069

International Stocks 26.1%
Developed Markets 26.1%
Laudus International MarketMasters Fund	273,373	6,262,970
Schwab International Core Equity Fund	414,884	4,493,194
		10,756,164

Real Estate 6.5%
Global Real Estate 6.5%
Schwab Global Real Estate Fund	338,933	2,684,352

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Schwab U.S. Aggregate Bond Index Fund	41,664	423,719
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	19,598	196,178
		619,897
Total Affiliated Underlying Funds (Cost $30,415,942)		33,282,482

UNAFFILIATED UNDERLYING FUNDS 18.7% OF NET ASSETS

U.S. Stocks 11.2%
Large-Cap 9.1%
ClearBridge Large Cap Growth Fund, Class IS *	15,641	1,060,956
Dodge & Cox Stock Fund	10,813	2,684,954
		3,745,910
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	19,456	876,108
		4,622,018

International Stocks 5.7%
Emerging Markets 5.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	241,845	2,328,966

Fixed Income 1.8%
Intermediate-Term Bond 1.2%
Loomis Sayles Investment Grade Bond Fund, Class Y	44,595	490,098
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	22,555	240,207
		730,305
Total Unaffiliated Underlying Funds (Cost $7,085,552)		7,681,289

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Time Deposits 0.7%
BNP Paribas SA
0.01%, 02/01/22 (a)	294,442	294,442
Total Short-Term Investments (Cost $294,442)		294,442
Total Investments in Securities (Cost $37,795,936)		41,258,213

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 80.8% OF NET ASSETS

U.S. Stocks 46.7%
Large-Cap 39.3%
Laudus U.S. Large Cap Growth Fund	$3,322,582	$1,461,023	$—	$—	($879,062)	$3,904,543	142,658	$426,011
Schwab Core Equity Fund	3,258,883	—	(605,836)	(7,143)	(691,532)	1,954,372	85,269	765,001
Schwab Fundamental US Large Company Index Fund	1,474,879	789,396	—	—	(26,200)	2,238,075	98,899	69,814
Schwab S&P 500 Index Fund	8,131,219	196,249	—	—	(237,185)	8,090,283	116,962	105,497
						16,187,273
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	683,890	60,729	—	—	(70,684)	673,935	11,576	20,728
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	2,241,296	514,096	—	—	(394,531)	2,360,861	118,458	254,121
						19,222,069

International Stocks 26.1%
Developed Markets 26.1%
Laudus International MarketMasters Fund	6,269,552	1,750,468	—	—	(1,757,050)	6,262,970	273,373	975,468
Schwab International Core Equity Fund	4,222,062	565,667	—	—	(294,535)	4,493,194	414,884	125,667
						10,756,164

Real Estate 6.5%
Global Real Estate 6.5%
Schwab Global Real Estate Fund	2,031,876	702,757	—	—	(50,281)	2,684,352	338,933	22,098

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Schwab U.S. Aggregate Bond Index Fund	371,694	61,904	—	—	(9,879)	423,719	41,664	1,902
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	107,781	90,577	—	—	(2,180)	196,178	19,598	577
						619,897
Total Affiliated Underlying Funds	$32,115,714	$6,192,866	($605,836)	($7,143)	($4,413,119)	$33,282,482		$2,766,884

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$33,282,482	$—	$—	$33,282,482
Unaffiliated Underlying Funds[1]	7,681,289	—	—	7,681,289
Short-Term Investments[1]	—	294,442	—	294,442
Total	$40,963,771	$294,442	$—	$41,258,213

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
AFFILIATED UNDERLYING FUNDS 81.1% OF NET ASSETS

U.S. Stocks 47.0%
Large-Cap 39.3%
Laudus U.S. Large Cap Growth Fund *	19,630	537,276
Schwab Core Equity Fund	11,966	274,259
Schwab Fundamental US Large Company Index Fund	14,737	333,490
Schwab S&P 500 Index Fund	15,104	1,044,723
		2,189,748
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	1,706	99,344
Small-Cap 5.9%
Schwab Small-Cap Equity Fund	16,532	329,487
		2,618,579

International Stocks 26.4%
Developed Markets 26.4%
Laudus International MarketMasters Fund	39,136	896,612
Schwab International Core Equity Fund	53,183	575,973
		1,472,585

Real Estate 6.8%
Global Real Estate 6.8%
Schwab Global Real Estate Fund	47,565	376,717

Fixed Income 0.9%
Intermediate-Term Bond 0.4%
Schwab U.S. Aggregate Bond Index Fund	2,520	25,626
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	2,678	26,811
		52,437
Total Affiliated Underlying Funds (Cost $4,771,122)		4,520,318

UNAFFILIATED UNDERLYING FUNDS 18.1% OF NET ASSETS

U.S. Stocks 11.0%
Large-Cap 8.8%
ClearBridge Large Cap Growth Fund, Class IS *	2,170	147,176
Dodge & Cox Stock Fund	1,388	344,606
		491,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Small-Cap 2.2%
ClearBridge Small Cap Growth Fund, Class IS *	2,660	119,774
		611,556

International Stocks 5.6%
Emerging Markets 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	32,771	315,581

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Loomis Sayles Investment Grade Bond Fund, Class Y	5,156	56,660
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,720	28,973
		85,633
Total Unaffiliated Underlying Funds (Cost $1,080,474)		1,012,770

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Time Deposits 0.9%
Skandinaviska Enskilda Banken AB
0.01%, 02/01/22 (a)	48,367	48,367
Total Short-Term Investments (Cost $48,367)		48,367
Total Investments in Securities (Cost $5,899,963)		5,581,455

*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 81.1% OF NET ASSETS

U.S. Stocks 47.0%
Large-Cap 39.3%
Laudus U.S. Large Cap Growth Fund	$375,362	$311,590	($44,001)	($13,246)	($92,429)	$537,276	19,630	$50,589
Schwab Core Equity Fund	362,105	—	(10,000)	(2,405)	(75,441)	274,259	11,966	85,002
Schwab Fundamental US Large Company Index Fund	166,209	195,454	(23,943)	(1,137)	(3,093)	333,490	14,737	9,454
Schwab S&P 500 Index Fund	924,860	341,779	(195,536)	(5,244)	(21,136)	1,044,723	15,104	11,779
						2,189,748
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	77,292	30,296	—	—	(8,244)	99,344	1,706	2,296
Small-Cap 5.9%
Schwab Small-Cap Equity Fund	250,158	126,486	—	—	(47,157)	329,487	16,532	29,486
						2,618,579

International Stocks 26.4%
Developed Markets 26.4%
Laudus International MarketMasters Fund	645,158	496,158	(38,012)	(13,928)	(192,764)	896,612	39,136	111,727
Schwab International Core Equity Fund	531,592	222,436	(142,097)	(9,487)	(26,471)	575,973	53,183	15,437
						1,472,585

Real Estate 6.8%
Global Real Estate 6.8%
Schwab Global Real Estate Fund	223,516	159,316	—	—	(6,115)	376,717	47,565	2,539

Fixed Income 0.9%
Intermediate-Term Bond 0.4%
Schwab U.S. Aggregate Bond Index Fund	30,682	25,172	(29,324)	(926)	22	25,626	2,520	171
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	15,020	12,081	—	—	(290)	26,811	2,678	81
						52,437
Total Affiliated Underlying Funds	$3,601,954	$1,920,768	($482,913)	($46,373)	($473,118)	$4,520,318		$318,561

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Affiliated Underlying Funds[1]	$4,520,318	$—	$—	$4,520,318
Unaffiliated Underlying Funds[1]	1,012,770	—	—	1,012,770
Short-Term Investments[1]	—	48,367	—	48,367
Total	$5,533,088	$48,367	$—	$5,581,455

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JAN22